Note 10 - Noncontrolling Interest - Clyra Medical - Warrants Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Outstanding Warrants, Balance (in shares)	31,615,616	51,590,300
Outstanding Warrants, Balance (in shares)	31,244,078	31,615,616
Weighted Average Remaining Term, Balance (Year)	1 year 8 months 12 days
Clyra Medical [Member]
Outstanding Warrants, Balance (in shares)	1,183,182	749,911
Weighted Average Price Per Share, Balance (in dollars per share)	$ 4.84	$ 3.74
Outstanding Warrants, Granted (in shares)	760,387	441,336
Weighted Average Price Per Share, Granted (in dollars per share)	$ 7.15	$ 6.7
Outstanding Warrants, Exercised (in shares)	(241,073)	(8,065)
Weighted Average Price Per Share, Exercised (in dollars per share)	$ 6.55	$ 3.72
Outstanding Warrants, Balance (in shares)	1,702,496	1,183,182
Weighted Average Price Per Share, Balance (in dollars per share)	$ 5.39	$ 4.84
Weighted Average Remaining Term, Balance (Year)	1 year 7 months 6 days